CREDIT RISK	12 Months Ended
Sep. 30, 2025
CREDIT RISK
CREDIT RISK

23.          CREDIT RISK

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of September 30, 2025, cash and cash equivalents of RMB15.9 million were deposited in financial institutions in the PRC, and each bank account is insured by the PRC government with the maximum limit of RMB0.5 million. To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent with large financial institutions in China which management believes are of high credit quality and the Company also continually monitors their credit worthiness.The Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.